Retirement Benefit Plans, Funding and Effect of 1% Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Apr. 25, 2014
Estimated Medicare Part D Receipts
2015	$ 0
2016	0
2017	0
2018	0
2019	0
2020 - 2024	0
Total	0
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect on post-retirement benefit cost, 1% point increase	1
Effect on post-retirement benefit obligation, 1% point increase	11
Effect on post-retirement benefit cost, 1% point decrease	(1)
Effect on post-retirement benefit obligation, 1% point decrease	(9)
U.S. Pension Benefits
Estimated Future Benefit Payments
2015	59
2016	69
2017	78
2018	88
2019	98
2020 - 2024	659
Total	1,051
Non-U.S. Pension Benefits
Estimated Future Benefit Payments
2015	36
2016	30
2017	31
2018	33
2019	32
2020 - 2024	187
Total	349
Post-Retirement Benefits
Estimated Future Benefit Payments
2015	12
2016	14
2017	16
2018	18
2019	20
2020 - 2024	137
Total	$ 217